Cover	Aug. 21, 2025
Cover [Abstract]
Entity Registrant Name	Karbon-X Corp.
Entity Central Index Key	0001729637
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 21, 2025
Entity Ex Transition Period	false
Entity File Number	000-56002
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2882342
Entity Address Address Line 1	825 Town & Country Lane
Entity Address Address Line 2	12th Floor
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77024
City Area Code	778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	256-5730